SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Accounting Policies [Abstract]
Stock options issued to employees, strategic service provider and consultants			$ 30,930,938	$ 5,138,619	$ 16,234,697
Stock warrants issued to investors and consultants			5,555,738	2,098,733
Common stock issued to strategic service providers and consultants			1,474,698	10,472,000
Total	$ 31,998,849	$ 14,270,634	$ 37,961,374	$ 17,709,352	$ 30,376,431	$ 72,309